DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Detailed Information About Basic And Diluted NetIncomeloss Per Share [Abstract]
Disclosure Of Detailed Information About Adjustments On Profit Loss Attributable To Owners Of Parent [Text Block]
	Distributable net profit
	12-31-2023 ThU.S.$	12-31-2023 ThU.S.$	12-31-2022 ThU.S.$
Net profit (loss) attributable to parent company	476,470	(358,560)	704,480
Adjustments:
Biological assets
Unrealized gains (losses)	(159,021)	(264,477)	(12,933)
Realized gains (losses)	473,796	394,179	327,268
Deferred income taxes	(102,297)	(37,394)	(91,629)
Biological assets (net)	212,478	92,308	222,706
Distributable net profit (loss)	688,948	(266,252)	927,186

Disclosure Of Detailed Information About Basic And Diluted NetIncomeloss Per Share [Text Block]
Basic and diluted earnings per share are calculated by dividing the profit or loss attributable to ordinary equity holders of parent by the weighted average number of ordinary shares outstanding. Arauco does not have any shares with potential dilutive effect.

	January-December
	2024	2023	2022
	ThU.S.$	ThU.S.$	ThU.S.$
Profit or loss attributable to ordinary equity holder of parent	476,470	(358,560)	704,480
Weighted average of number of shares	121,422,850	120,474,350	120,474,350
Basic and diluted earnings (loss) per share (in U.S.$ per share)	3.9240555	(2.9762352)	5.8475518